UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  May 11, 2004

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       83
Form 13F Information Table Value Total:       $180,186

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abercrombie & Fitch Co         COM              002896207     1516    44800 SH       SOLE                   44800                  0
Amer. Int'l Group              COM              026874107     3789    53105 SH       SOLE                   11200              41905
American Express Co            COM              025816109     2416    46600 SH       SOLE                   46600                  0
Amgen                          COM              031162100     3814    65595 SH       SOLE                   25050              40545
AmSouth Bancorp                COM              032165102     3851   163810 SH       SOLE                    3000             160810
Apache Corp                    COM              037411105      407     9434 SH       SOLE                       0               9434
Atlantic Liberty               COM              048668107      594    30700 SH       SOLE                   30700                  0
Autodesk Inc                   COM              052769106     2225    70600 SH       SOLE                   70600                  0
BankAmerica                    COM              060505104      364     4500 SH       SOLE                    4500                  0
Barr Laboratories Inc          COM              068306109     2393    52137 SH       SOLE                       0              52137
Barrick Gold Corp              COM              067901108     2187    91955 SH       SOLE                   39550              52405
Bristol-Myers Squibb           COM              110122108      279    11534 SH       SOLE                    5700               5834
Burlington Northern            COM              12189T104      329    10460 SH       SOLE                                      10460
CACI International Inc         COM              127190304     1664    38700 SH       SOLE                   38700                  0
Cardinal Health                COM              14149Y108     2754    39974 SH       SOLE                    1000              38974
ChevronTexaco                  COM              166764100      430     4900 SH       SOLE                    4900                  0
Cisco Systems Inc.             COM              17275R102     1544    65495 SH       SOLE                   63850               1645
Citigroup Inc                  COM              020002101     5588   108093 SH       SOLE                   59610              48483
Colgate Palmolive Co           COM              194162103     2256    40950 SH       SOLE                   40950                  0
Comcast Corp - Cl A            COM              200300200      951    34140 SH       SOLE                   34140                  0
Comverse Technology            COM              205862402     1731    95400 SH       SOLE                   95400                  0
ConAgra Foods Inc              COM              205887102     4186   155390 SH       SOLE                       0             155390
ConocoPhillips                 COM              20825C104     3770    54005 SH       SOLE                   13950              40055
Consolidated Edison Co         COM              209115104      331     7500 SH       SOLE                    7500                  0
Costco                         COM              22160K105     1578    41965 SH       SOLE                       0              41965
Dominion Resources Inc         COM              25746U109     3899    60645 SH       SOLE                       0              60645
DST Systems Inc                COM              233326107      426     9400 SH       SOLE                    9400                  0
AG Edwards                     COM              281760108      274     7000 SH       SOLE                    7000                  0
Eli Lilly & Co.                COM              532457108      706    10550 SH       SOLE                   10450                100
EMC Corp.                      COM              268648102     1294    95050 SH       SOLE                   94250                800
Estee Lauder                   COM              518439104      483    10900 SH       SOLE                   10100                800
Exxon Mobil Corp.              COM              302290101     6722   161628 SH       SOLE                   79766              81862
Fannie Mae                     COM              313586109     1301    17500 SH       SOLE                   17000                500
Fiserv Inc                     COM              337738108     1451    40562 SH       SOLE                   40562                  0
FPL Group                      COM              302571104     2639    39475 SH       SOLE                    5800              33675
General Electric Co            COM              369604103     3824   125308 SH       SOLE                  122588               2720
Gillette Company               COM              375766102      698    17846 SH       SOLE                   15500               2346
Healthcare REIT                COM              42217K106     3156    77740 SH       SOLE                       0              77740
Inco Ltd                       COM              453258402     2328    67220 SH       SOLE                       0              67220
Intel Corp                     COM              458140100     2799   102920 SH       SOLE                   99165               3755
International Rectifier        COM              460254105     2340    50885 SH       SOLE                       0              50885
Int'l Business Machines        COM              459200101      280     3047 SH       SOLE                    2290                757
Johnson & Johnson              COM              478160104      956    18850 SH       SOLE                   18000                850
Kansas City Southern           COM              485170104      222    15975 SH       SOLE                       0              15975
Keycorp                        COM              493267108     1888    62330 SH       SOLE                   60700               1630
Kimberly Clark Corp.           COM              494368103     2524    40000 SH       SOLE                   40000                  0
Kinder Morgan Inc              COM              49455P101     5124    81306 SH       SOLE                   30400              50906
Lab Corp                       COM              50540R409     3272    83365 SH       SOLE                       0              83365
Legg Mason Inc                 COM              524901105     3625    39070 SH       SOLE                       0              39070
Lehman Brothers                COM              524908100     2410    29085 SH       SOLE                       0              29085
Limited Brands                 COM              532716107     1428    71400 SH       SOLE                       0              71400
MBNA Corp                      COM              55262L100     1782    64500 SH       SOLE                   64500                  0
Medtronic                      COM              585055106     2177    45600 SH       SOLE                   45600                  0
Merck & Company Inc            COM              589331107      360     8150 SH       SOLE                    8050                100
Microsoft Corp.                COM              594918104     5177   207675 SH       SOLE                   92550             115125
Morgan Stanley                 COM              617446448      223     3900 SH       SOLE                    3900                  0
Mylan Laboratories             COM              628530107     2305   101425 SH       SOLE                       0             101425
New York Community Bank        COM              649445103     1097    32000 SH       SOLE                   32000                  0
Newmont Mining Corp            COM              651639106     1285    27565 SH       SOLE                       0              27565
North Fork Bancorp             COM              659424105      645    15250 SH       SOLE                    4000              11250
Northern Trust Corp            COM              665859104      727    15600 SH       SOLE                   15600                  0
Oracle Systems Corp            COM              68389X105      395    32900 SH       SOLE                   32900                  0
Parker Hannifin Corp           COM              701094104      283     5000 SH       SOLE                    5000                  0
Peabody Energy Corp            COM              704549104     3831    82360 SH       SOLE                   23250              59110
Pennsylvania REIT              COM              709102107     3192    84765 SH       SOLE                       0              84765
Pepsico Inc.                   COM              713448108      469     8705 SH       SOLE                     800               7905
Pfizer Inc.                    COM              717081103     6308   179963 SH       SOLE                   87350              92613
Procter & Gamble Co            COM              742718109     6266    59745 SH       SOLE                   32030              27715
Royal Dutch Petroleum          COM              780257804      529    11120 SH       SOLE                   11120                  0
Schlumberger Ltd.              COM              806857108      281     4400 SH       SOLE                    4400                  0
Sun Communities Inc            COM              866674104     3176    74175 SH       SOLE                    1800              72375
Sungard Data Systems           COM              867363103     2124    77500 SH       SOLE                       0              77500
Talbots Inc                    COM              874161102     1555    43450 SH       SOLE                   43450                  0
Tiffany & Co.                  COM              886547108     2023    53000 SH       SOLE                   53000                  0
Time Warner Inc                COM              887317105      175    10350 SH       SOLE                   10200                150
United Parcel Svc              COM              911312106     1870    26775 SH       SOLE                   26775                  0
Varian Medical Systems         COM              92220P105     4940    57240 SH       SOLE                   18650              38590
Viacom Inc                     COM              925524308     1664    42450 SH       SOLE                   42450                  0
Walgreen Co.                   COM              931422109     4272   129655 SH       SOLE                   57850              71805
Washington Reit                COM              939653101     4526   139490 SH       SOLE                   34400             105090
Waste Connections Inc          COM              941053100     3181    79935 SH       SOLE                   17750              62185
Weingarten Realty              COM              948741103     3997   115529 SH       SOLE                   30600              84929
Wendys Intl Inc Com            COM              950590109     2335    57390 SH       SOLE                       0              57390

